Decommissioning Obligations	12 Months Ended
Dec. 31, 2022
Decommissioning Obligations
Decommissioning Obligations

Note 16. Decommissioning Obligations

	2022	2021
Decommissioning obligations, beginning of year	$15,096	$14,072
Changes in estimates	1,339	838
Accretion	245	186
Payments	(47)	—
Reclassification to liabilities relating to assets held for sale	(16,633)	—
Decommissioning obligations, end of year	$—	$15,096

Decommissioning obligations represent the present value of estimated remediation and reclamation costs associated with hydrocarbon properties and property, plant and equipment. As at December 31, 2022 and 2021, management revised its estimates of the expected decommissioning obligations related to its hydrocarbon production and processing assets. The Group discounted the decommissioning obligations using an average discount rate of 1.9% (2021: 1.2%), which is the risk-free rate in Canada for blended government securities and inflation of 2.25% (2021: 1.95%). As at December 31, 2022, the Group reclassified the decommissioning obligations to liabilities relating to assets held for sale (see Note 4).